Note 7 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - Prospective land claim package [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Option payments	$ 75	$ 150
Reclamation obligation	260
Total acquisition costs	335	150
Geochemical	142	125
Camp and site costs	354	58
Geological consulting	1,784	1,086
Geophysical	100	93
Land taxes and government fees	411	445
Legal, community and other consultation costs	260	109
Travel	232	149
Total for the year	3,618	2,215
Balance, exploration and evaluation	3,648	1,433
Balance, exploration and evaluation	$ 7,266	$ 3,648